Merchandise Inventories, Net (Details) - Schedule of Merchandise Inventories - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	$ 7,375,887	$ 4,413,880
Beauty products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	3,884,409	2,349,158
Health products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	823,599	400,473
Luxury products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	382,235	353,057
Electronic products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	474,948
Other products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	$ 1,810,696	$ 1,311,192